LONG-TERM DEBT AND CREDIT FACILITIES - Changes in liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in liabilities arising from financing activities
Balance at the beginning	$ 2,296.5	$ 2,682.4
Debt issuance and drawdowns		588.1
Debt repayments	(800.0)	(960.0)
Interest paid	(35.6)	(53.2)
Payment of lease liabilities	(12.1)	(30.2)
Changes from financing cash flows	1,448.8	2,227.1
Other changes
Interest expense and accretion	50.5	69.0
Capitalized interest	88.2	108.9
Capitalized interest paid	(92.6)	(114.1)
Additions of lease liabilities	1.9	7.9
Other	(13.2)	(2.3)
Other changes	34.8	69.4
Balance at the end	1,483.6	2,296.5
Longterm Borrowings [Member]
Changes in liabilities arising from financing activities
Balance at the beginning	2,232.6	2,592.9
Debt issuance and drawdowns		588.1
Debt repayments	(800.0)	(960.0)
Changes from financing cash flows	1,432.6	2,221.0
Other changes
Other	2.8	11.6
Other changes	2.8	11.6
Balance at the end	1,435.4	2,232.6
Lease liabilities
Changes in liabilities arising from financing activities
Balance at the beginning	27.6	47.6
Payment of lease liabilities	(12.1)	(30.2)
Changes from financing cash flows	15.5	17.4
Other changes
Interest expense and accretion	1.4	2.1
Additions of lease liabilities	1.9	7.9
Other	(1.7)	0.2
Other changes	1.6	10.2
Balance at the end	17.1	27.6
Accrued interest payable
Changes in liabilities arising from financing activities
Balance at the beginning	36.3	41.9
Interest paid	(35.6)	(53.2)
Changes from financing cash flows	0.7	(11.3)
Other changes
Interest expense and accretion	49.1	66.9
Capitalized interest	88.2	108.9
Capitalized interest paid	(92.6)	(114.1)
Other	(14.3)	(14.1)
Other changes	30.4	47.6
Balance at the end	$ 31.1	$ 36.3